Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans Receivable, Net
Profit after taxation transferred to general reserve fund	10.00%
Maximum profit after taxation transferred to general reserve fund	50.00%
General reserve fund of PRC subsidiaries	¥ 512,649	¥ 562,153
Restricted share capital of PRC subsidiaries	2,298,409	2,300,833
Restricted net assets	¥ 2,827,254	¥ 2,872,761